CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital Ordinary shares	Share capital Preferred C shares	Share capital		Share premium Ordinary shares	Share premium Preferred C shares	Share premium	Reserve of remeasurements of defined benefit plans	Accumulated deficit	Ordinary shares	Preferred C shares	Total
Balance at the beginning at Dec. 31, 2019			$ 0				$ 95,304		$ (63,475)			$ 31,829
Loss									(14,172)			(14,172)
Total other comprehensive income (loss)			0					$ (51)				(51)
Total comprehensive income (loss)								(51)	(14,172)			(14,223)
Exercise of options			0				46					46
Share-based compensation							822					822
Balance at the end at Dec. 31, 2020			0				96,172	(51)	(77,647)			18,474
Loss									(16,358)			(16,358)
Total other comprehensive income (loss)								(81)				(81)
Total comprehensive income (loss)								(81)	(16,358)			(16,439)
Issuance of Ordinary shares	$ 0	$ 0			$ 4,417	$ 27,499				$ 4,417	$ 27,499
Exercise of options			0				33					33
Share-based compensation							935					935
Balance at the end at Dec. 31, 2021			0	[1],[2]			129,056	(132)	(94,005)			34,919
Loss									(10,222)			(10,222)
Total other comprehensive income (loss)								225				225
Total comprehensive income (loss)								225	(10,222)			(9,997)
Issuance of Ordinary shares			0				6,573					6,573
Exercise of options			0	[2]			31					31
Share-based compensation							732					732
Balance at the end at Jun. 30, 2022			0	[2]			136,392	93	(104,227)			32,258
Balance at the beginning at Dec. 31, 2021			0	[1],[2]			129,056	(132)	(94,005)			34,919
Loss									(24,701)			(24,701)
Total other comprehensive income (loss)								269				269
Total comprehensive income (loss)								269	(24,701)			(24,432)
Issuance of Ordinary shares			0	[1]			9,194					9,194
Exercise of options			0	[1]			73					73
Share-based compensation							1,906					1,906
Balance at the end at Dec. 31, 2022			0	[2],[3]			140,229	137	(118,706)			21,660
Loss												(54,998)
Total comprehensive income (loss)									(54,998)			(54,998)
Issuance of Ordinary shares			0	[2],[3]			113					113
Exercise of options			0	[2],[3]			19					19
Share-based compensation							1,128					1,128
Balance at the end at Jun. 30, 2023			$ 0	[2],[3]			$ 251,351	$ 137	$ (173,704)			$ 77,784

[1]	Represents an amount lower than $1.
[2]	Represents an amount lower than $1
[3]	Represents an amount lower than $1.